Business acquisitions - Myhayo - Additional Information (Details) - Myhayo - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018
Business acquisition
Equity interest (as a percent)	40.00%
Fair value of cash consideration transferred	$ 726
Gross carrying amount	$ 697
Maximum net revenue (loss) as a percent of consolidated net revenue (loss)		5.00%
Computer software and systems
Business acquisition
Estimated useful life	4 years
Gross carrying amount	$ 697
Income approach | Fair value inputs discount rate
Business acquisition
Intangible asset measurement input	29.40%
Minimum | Income approach | Terminal growth rate
Business acquisition
Intangible asset measurement input	50.00%
Maximum | Income approach | Terminal growth rate
Business acquisition
Intangible asset measurement input	106.80%